Related party transactions and balances - Long-term loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Total loans from related parties			$ 713,325	$ 329,120
Total current loans from related parties			0	329,120
Total long-term loans from related parties	$ 771,757		713,325	0
Interest expense incurred on short-term loans by related parties	$ 30,886	$ 24,372	$ 51,770	11,403	$ 0
Xia Wang
Related Party Transaction [Line Items]
Weighted average interest rate	9.60%		9.60%
Total loans from related parties			$ 101,904	104,852
Total long-term loans from related parties	$ 110,251		$ 101,904
Penglin Wang
Related Party Transaction [Line Items]
Weighted average interest rate	9.60%		9.60%
Total loans from related parties			$ 229,283	224,268
Total long-term loans from related parties	$ 248,065		$ 229,283
Yong Wang
Related Party Transaction [Line Items]
Weighted average interest rate	7.13%		7.13%
Total loans from related parties			$ 268,912	0
Total long-term loans from related parties	$ 290,940		$ 268,912
Zeshu Dai
Related Party Transaction [Line Items]
Weighted average interest rate	7.13%		7.13%
Total loans from related parties			$ 113,226	$ 0
Total long-term loans from related parties	$ 122,501		$ 113,226